Assets Held for Sale and Disposal group classified as held for sale - Summary of Liabilities of Disposal Group Held for Sale (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure Of Details Of Liabilities Of A Disposal Group Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	₩ 68,290	$ 47,274	₩ 0
Borrowings
Disclosure Of Details Of Liabilities Of A Disposal Group Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	58,590
Defined benefit liabilities
Disclosure Of Details Of Liabilities Of A Disposal Group Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	13
Other liabilities
Disclosure Of Details Of Liabilities Of A Disposal Group Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	9,627
Current income tax liabilities
Disclosure Of Details Of Liabilities Of A Disposal Group Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	₩ 60